INCOME TAXES - Summary (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes
Applicable tax rates (as a percent)	25.00%	25.00%	25.00%
Percentage of tax withheld on remittance of dividends	10.00%
Hong Kong
Income taxes
Tax withheld on remittance of dividends	¥ 0
New Zealand
Income taxes
Applicable tax rates (as a percent)	28.00%